PORTFOLIO OF INVESTMENTS – as of April 30, 2020 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 31.9% of Net Assets

	Aerospace & Defense – 0.4%
21	Axon Enterprise, Inc.(a)	$1,527
97	Boeing Co. (The)	13,679
33	Moog, Inc., Class A	1,633
46	Raytheon Technologies Corp.	2,981
17	Teledyne Technologies, Inc.(a)	5,536

		25,356

	Air Freight & Logistics – 0.4%
229	Expeditors International of Washington, Inc.	16,398
22	FedEx Corp.	2,789
46	United Parcel Service, Inc., Class B	4,354

		23,541

	Airlines – 0.0%
11	Delta Air Lines, Inc.	285
151	Hawaiian Holdings, Inc.	2,174

		2,459

	Auto Components – 0.2%
105	Aptiv PLC	7,303
12	BorgWarner, Inc.	343
163	Delphi Technologies PLC(a)	1,628
28	Visteon Corp.(a)	1,688

		10,962

	Automobiles – 0.3%
708	Fiat Chrysler Automobiles NV	6,096
399	General Motors Co.	8,893
29	Thor Industries, Inc.	1,920

		16,909

	Banks – 1.7%
80	Ameris Bancorp	2,034
154	BancorpSouth Bank	3,371
738	Bank of America Corp.	17,749
310	Cadence BanCorp	2,052
377	Citigroup, Inc.	18,307
162	Citizens Financial Group, Inc.	3,627
117	Columbia Banking System, Inc.	3,158
7	Comerica, Inc.	244
75	Cullen/Frost Bankers, Inc.	5,389
250	Fulton Financial Corp.	2,922
174	Huntington Bancshares, Inc.	1,608
137	International Bancshares Corp.	3,972
289	KeyCorp	3,367
18	M&T Bank Corp.	2,017
459	People’s United Financial, Inc.	5,825
70	PNC Financial Services Group, Inc. (The)	7,467

Shares	Description	Value (†)
Common Stocks – continued

	Banks – continued
140	Regions Financial Corp.	$1,505
124	TCF Financial Corp.	3,682
115	Truist Financial Corp.	4,292
211	Trustmark Corp.	5,615
308	Wells Fargo & Co.	8,947
53	Wintrust Financial Corp.	2,221
96	Zions Bancorp N.A.	3,035

		112,406

	Beverages – 0.8%
74	Brown-Forman Corp., Class B	4,603
169	Coca-Cola Co. (The)	7,755
82	Constellation Brands, Inc., Class A	13,505
359	Monster Beverage Corp.(a)	22,190
52	PepsiCo, Inc.	6,879

		54,932

	Biotechnology – 1.1%
53	AbbVie, Inc.	4,356
53	Amgen, Inc.	12,679
13	Biogen, Inc.(a)	3,859
91	BioMarin Pharmaceutical, Inc.(a)	8,374
91	Gilead Sciences, Inc.	7,644
19	Ligand Pharmaceuticals, Inc.(a)	1,873
63	Regeneron Pharmaceuticals, Inc.(a)	33,130
4	Vertex Pharmaceuticals, Inc.(a)	1,005

		72,920

	Building Products – 0.2%
155	Johnson Controls International PLC	4,512
22	Lennox International, Inc.	4,107
61	Owens Corning	2,645

		11,264

	Capital Markets – 2.3%
6	Affiliated Managers Group, Inc.	420
11	Ameriprise Financial, Inc.	1,264
406	Bank of New York Mellon Corp. (The)	15,241
15	BlackRock, Inc.	7,531
432	Charles Schwab Corp. (The)	16,295
20	CME Group, Inc.	3,564
51	FactSet Research Systems, Inc.	14,025
84	Franklin Resources, Inc.	1,583
52	Goldman Sachs Group, Inc. (The)	9,538
41	Intercontinental Exchange, Inc.	3,667
44	Invesco Ltd.	379
102	Janus Henderson Group PLC	1,826
115	Legg Mason, Inc.	5,730
62	Moody’s Corp.	15,122
33	MSCI, Inc.	10,791
49	Northern Trust Corp.	3,879

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
45	S&P Global, Inc.	$13,180
196	SEI Investments Co.	9,988
294	State Street Corp.	18,534
5	T. Rowe Price Group, Inc.	578

		153,135

	Chemicals – 0.4%
26	DuPont de Nemours, Inc.	1,223
45	Ecolab, Inc.	8,707
56	HB Fuller Co.	2,060
42	Innospec, Inc.	3,046
9	International Flavors & Fragrances, Inc.	1,179
44	Linde PLC	8,096
47	Minerals Technologies, Inc.	2,070
27	Stepan Co.	2,576

		28,957

	Commercial Services & Supplies – 0.2%
50	Healthcare Services Group, Inc.	1,274
30	MSA Safety, Inc.	3,376
45	Tetra Tech, Inc.	3,388
37	Waste Management, Inc.	3,701

		11,739

	Communications Equipment – 0.4%
73	Ciena Corp.(a)	3,376
416	Cisco Systems, Inc.	17,630
7	F5 Networks, Inc.(a)	975
36	InterDigital, Inc.	2,080
40	Lumentum Holdings, Inc.(a)	3,236
15	Motorola Solutions, Inc.	2,157

		29,454

	Construction & Engineering – 0.1%
138	AECOM(a)	5,004
157	Fluor Corp.	1,837

		6,841

	Consumer Finance – 0.6%
743	Ally Financial, Inc.	12,178
129	American Express Co.	11,771
247	Capital One Financial Corp.	15,996

		39,945

	Containers & Packaging – 0.1%
69	Ball Corp.	4,525
35	International Paper Co.	1,199
199	O-I Glass, Inc.	1,640

		7,364

Shares	Description	Value (†)
Common Stocks – continued

	Distributors – 0.1%
33	Genuine Parts Co.	$2,616
21	POOL CORP.	4,445

		7,061

	Diversified Consumer Services – 0.1%
91	Service Corp. International	3,343

	Diversified Telecommunication Services – 0.1%
140	AT&T, Inc.	4,266
75	Verizon Communications, Inc.	4,309

		8,575

	Electric Utilities – 0.3%
104	American Electric Power Co., Inc.	8,643
16	Edison International	939
27	Eversource Energy	2,179
17	FirstEnergy Corp.	702
40	IDACORP, Inc.	3,671
30	PPL Corp.	763

		16,897

	Electrical Equipment – 0.1%
15	Acuity Brands, Inc.	1,299
41	Eaton Corp. PLC	3,423
28	Hubbell, Inc.	3,484

		8,206

	Electronic Equipment, Instruments & Components – 0.5%
71	Avnet, Inc.	2,131
26	Belden, Inc.	889
78	Cognex Corp.	4,309
16	Coherent, Inc.(a)	2,046
34	Corning, Inc.	748
15	Littelfuse, Inc.	2,179
13	Rogers Corp.(a)	1,443
191	TE Connectivity Ltd.	14,031
93	Trimble, Inc.(a)	3,221
129	Vishay Intertechnology, Inc.	2,140

		33,137

	Energy Equipment & Services – 0.1%
100	Baker Hughes Co.	1,395
75	National Oilwell Varco, Inc.	948
317	Schlumberger Ltd.	5,332
37	TechnipFMC PLC	330

		8,005

	Entertainment – 0.7%
25	Activision Blizzard, Inc.	1,593
52	Cinemark Holdings, Inc.	743
17	Electronic Arts, Inc.(a)	1,943
51	Netflix, Inc.(a)	21,412

Shares	Description	Value (†)
Common Stocks – continued

	Entertainment – continued
23	Take-Two Interactive Software, Inc.(a)	$2,784
139	Walt Disney Co. (The)	15,033

		43,508

	Food & Staples Retailing – 0.2%
77	Kroger Co. (The)	2,434
186	SpartanNash Co.	3,190
21	Sysco Corp.	1,181
75	Walgreens Boots Alliance, Inc.	3,247

		10,052

	Food Products – 0.3%
59	Campbell Soup Co.	2,949
44	General Mills, Inc.	2,635
74	Hain Celestial Group, Inc. (The)(a)	1,912
5	Hershey Co. (The)	662
52	Hormel Foods Corp.	2,437
40	Ingredion, Inc.	3,248
13	J.M. Smucker Co. (The)	1,494
44	Kellogg Co.	2,882
5	McCormick & Co., Inc.	784
14	Mondelez International, Inc., Class A	720

		19,723

	Gas Utilities – 0.2%
76	New Jersey Resources Corp.	2,567
46	ONE Gas, Inc.	3,667
84	South Jersey Industries, Inc.	2,402
92	UGI Corp.	2,776

		11,412

	Health Care Equipment & Supplies – 0.5%
3	Becton Dickinson & Co.	758
17	Boston Scientific Corp.(a)	637
5	Cooper Cos., Inc. (The)	1,433
15	Danaher Corp.	2,452
15	DENTSPLY SIRONA, Inc.	637
3	Edwards Lifesciences Corp.(a)	652
40	Globus Medical, Inc., Class A(a)	1,898
22	Haemonetics Corp.(a)	2,503
40	Hill-Rom Holdings, Inc.	4,500
19	Hologic, Inc.(a)	952
12	Intuitive Surgical, Inc.(a)	6,131
137	Meridian Bioscience, Inc.(a)	1,644
30	Merit Medical Systems, Inc.(a)	1,225
4	STERIS PLC	570
3	Stryker Corp.	559
26	Varian Medical Systems, Inc.(a)	2,974
29	West Pharmaceutical Services, Inc.	5,488

		35,013

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Providers & Services – 1.3%
37	Acadia Healthcare Co., Inc.(a)	$888
15	Amedisys, Inc.(a)	2,762
6	Anthem, Inc.	1,684
30	BioTelemetry, Inc.(a)	1,401
74	Centene Corp.(a)	4,927
10	Chemed Corp.	4,166
12	Cigna Corp.	2,349
219	CVS Health Corp.	13,480
13	DaVita, Inc.(a)	1,027
39	Encompass Health Corp.	2,584
124	HCA Healthcare, Inc.	13,625
22	Henry Schein, Inc.(a)	1,200
46	Humana, Inc.	17,564
20	Laboratory Corp. of America Holdings(a)	3,289
149	MEDNAX, Inc.(a)	2,164
68	Patterson Cos., Inc.	1,243
30	Quest Diagnostics, Inc.	3,303
27	UnitedHealth Group, Inc.	7,897

		85,553

	Health Care Technology – 0.2%
144	Allscripts Healthcare Solutions, Inc.(a)	936
177	Cerner Corp.	12,282
70	HMS Holdings Corp.(a)	2,007

		15,225

	Hotels, Restaurants & Leisure – 1.0%
35	Dine Brands Global, Inc.	1,554
13	Domino’s Pizza, Inc.	4,705
42	Dunkin’ Brands Group, Inc.	2,639
121	Hilton Worldwide Holdings, Inc.	9,161
25	Jack in the Box, Inc.	1,507
27	Marriott Vacations Worldwide Corp.	2,241
7	McDonald’s Corp.	1,313
573	MGM Resorts International	9,644
145	Starbucks Corp.	11,126
143	Wendy’s Co. (The)	2,840
277	Yum China Holdings, Inc.	13,423
67	Yum! Brands, Inc.	5,791

		65,944

	Household Durables – 0.2%
115	KB Home	3,018
93	Meritage Homes Corp.(a)	4,888
153	Taylor Morrison Home Corp.(a)	2,226

		10,132

	Household Products – 0.4%
6	Clorox Co. (The)	1,119
140	Colgate-Palmolive Co.	9,838

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
130	Procter & Gamble Co. (The)	$15,323

		26,280

	Independent Power & Renewable Electricity Producers – 0.1%
73	AES Corp. (The)	967
117	Ormat Technologies, Inc.	7,302

		8,269

	Industrial Conglomerates – 0.2%
22	Carlisle Cos., Inc.	2,661
1,155	General Electric Co.	7,854
6	Honeywell International, Inc.	851

		11,366

	Insurance – 0.6%
17	Aflac, Inc.	633
38	Allstate Corp. (The)	3,865
392	American International Group, Inc.	9,969
14	Brighthouse Financial, Inc.(a)	360
57	Chubb Ltd.	6,157
9	eHealth, Inc.(a)	960
71	First American Financial Corp.	3,274
27	Hanover Insurance Group, Inc. (The)	2,710
33	Hartford Financial Services Group, Inc. (The)	1,254
29	Lincoln National Corp.	1,029
24	Marsh & McLennan Cos., Inc.	2,336
68	Prudential Financial, Inc.	4,241
26	Travelers Cos., Inc. (The)	2,631

		39,419

	Interactive Media & Services – 1.7%
14	Alphabet, Inc., Class A(a)	18,854
29	Alphabet, Inc., Class C(a)	39,111
226	Facebook, Inc., Class A(a)	46,264
71	Match Group, Inc.(a)	5,464
236	Pinterest, Inc., Class A(a)	4,876

		114,569

	Internet & Direct Marketing Retail – 1.6%
148	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,995
16	Amazon.com, Inc.(a)	39,584
13	Booking Holdings, Inc.(a)	19,248
346	eBay, Inc.	13,781
52	Etsy, Inc.(a)	3,373

		105,981

	IT Services – 1.6%
89	Automatic Data Processing, Inc.	13,055
52	Cognizant Technology Solutions Corp., Class A	3,017
441	DXC Technology Co.	7,995
11	Fiserv, Inc.(a)	1,134

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
79	Gartner, Inc.(a)	$9,386
15	Global Payments, Inc.	2,490
21	International Business Machines Corp.	2,637
53	MasterCard, Inc., Class A	14,573
19	Paychex, Inc.	1,302
27	PayPal Holdings, Inc.(a)	3,321
195	Sabre Corp.	1,418
7	VeriSign, Inc.(a)	1,467
243	Visa, Inc., Class A	43,429
21	WEX, Inc.(a)	2,779

		108,003

	Leisure Products – 0.0%
75	Callaway Golf Co.	1,074

	Life Sciences Tools & Services – 0.4%
15	Agilent Technologies, Inc.	1,150
28	Illumina, Inc.(a)	8,933
9	IQVIA Holdings, Inc.(a)	1,283
1	Mettler-Toledo International, Inc.(a)	720
49	NeoGenomics, Inc.(a)	1,340
39	Repligen Corp.(a)	4,530
15	Thermo Fisher Scientific, Inc.	5,020
7	Waters Corp.(a)	1,309

		24,285

	Machinery – 1.2%
51	AGCO Corp.	2,695
122	Caterpillar, Inc.	14,198
73	Cummins, Inc.	11,935
117	Deere & Co.	16,972
52	Flowserve Corp.	1,465
7	Illinois Tool Works, Inc.	1,137
69	ITT, Inc.	3,638
81	Kennametal, Inc.	2,074
54	Oshkosh Corp.	3,647
106	Parker-Hannifin Corp.	16,761
13	Proto Labs, Inc.(a)	1,321
54	Terex Corp.	820
60	Toro Co. (The)	3,829
13	Xylem, Inc.	935

		81,427

	Media – 0.6%
4	Cable One, Inc.	7,651
23	Charter Communications, Inc., Class A(a)	11,390
421	Comcast Corp., Class A	15,842
16	Discovery, Inc., Series C(a)	327
45	Fox Corp., Class A	1,164
27	Interpublic Group of Cos., Inc. (The)	459
69	New York Times Co. (The), Class A	2,244

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
38	Omnicom Group, Inc.	$2,167
48	ViacomCBS, Inc., Class B	829

		42,073

	Metals & Mining – 0.2%
116	Commercial Metals Co.	1,849
42	Newmont Corp.	2,498
8	Nucor Corp.	329
53	Reliance Steel & Aluminum Co.	4,748
34	Royal Gold, Inc.	4,166

		13,590

	Multi-Utilities – 0.2%
61	Consolidated Edison, Inc.	4,807
25	DTE Energy Co.	2,593
14	Sempra Energy	1,734
14	WEC Energy Group, Inc.	1,268

		10,402

	Multiline Retail – 0.1%
290	Macy’s, Inc.	1,700
41	Target Corp.	4,499

		6,199

	Oil, Gas & Consumable Fuels – 0.6%
659	Apache Corp.	8,620
60	Concho Resources, Inc.	3,403
64	Devon Energy Corp.	798
52	Diamondback Energy, Inc.	2,264
222	EOG Resources, Inc.	10,547
119	EQT Corp.	1,736
351	Marathon Oil Corp.	2,148
104	Noble Energy, Inc.	1,020
56	ONEOK, Inc.	1,676
360	Southwestern Energy Co.(a)	1,163
27	Valero Energy Corp.	1,711
66	World Fuel Services Corp.	1,650

		36,736

	Paper & Forest Products – 0.0%
52	Domtar Corp.	1,215
85	Louisiana-Pacific Corp.	1,700

		2,915

	Personal Products – 0.0%
7	Estee Lauder Cos., Inc. (The), Class A	1,235

	Pharmaceuticals – 0.8%
3	Allergan PLC	562
47	Bristol-Myers Squibb Co.	2,858
66	Catalent, Inc.(a)	4,564
31	Eli Lilly & Co.	4,794

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
66	Merck & Co., Inc.	$5,236
96	Novartis AG, Sponsored ADR	8,134
67	Novo Nordisk A/S, Sponsored ADR	4,243
19	Perrigo Co. PLC	1,013
166	Pfizer, Inc.	6,368
387	Roche Holding AG, Sponsored ADR	16,823

		54,595

	Professional Services – 0.2%
55	Exponent, Inc.	3,868
20	Insperity, Inc.	954
56	Korn Ferry	1,615
31	ManpowerGroup, Inc.	2,301
21	Nielsen Holdings PLC	309
14	Verisk Analytics, Inc.	2,140

		11,187

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,202
26	Jones Lang LaSalle, Inc.	2,745

		3,947

	REITs - Apartments – 0.2%
100	American Campus Communities, Inc.	3,529
6	AvalonBay Communities, Inc.	978
67	Camden Property Trust	5,901
27	Equity Residential	1,756
8	Essex Property Trust, Inc.	1,953
2	Mid-America Apartment Communities, Inc.	224

		14,341

	REITs - Diversified – 0.1%
13	Crown Castle International Corp.	2,073
11	Digital Realty Trust, Inc.	1,644
4	Equinix, Inc.	2,701
85	Weyerhaeuser Co.	1,859

		8,277

	REITs - Health Care – 0.1%
31	Ventas, Inc.	1,003
88	Welltower, Inc.	4,508

		5,511

	REITs - Hotels – 0.1%
106	Host Hotels & Resorts, Inc.	1,305
270	Park Hotels & Resorts, Inc.	2,568

		3,873

	REITs - Office Property – 0.3%
14	Boston Properties, Inc.	1,360
150	Corporate Office Properties Trust	3,963

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
170	Douglas Emmett, Inc.	$5,183
227	Easterly Government Properties, Inc.	6,109
76	Kilroy Realty Corp.	4,732

		21,347

	REITs - Storage – 0.0%
16	Iron Mountain, Inc.	387
4	Public Storage	742

		1,129

	REITs - Warehouse/Industrials – 0.1%
48	CyrusOne, Inc.	3,367

	Road & Rail – 0.3%
12	Kansas City Southern	1,566
40	Norfolk Southern Corp.	6,844
44	Ryder System, Inc.	1,558
42	Union Pacific Corp.	6,711

		16,679

	Semiconductors & Semiconductor Equipment – 1.3%
12	Advanced Micro Devices, Inc.(a)	629
43	Applied Materials, Inc.	2,136
31	Cabot Microelectronics Corp.	3,799
57	Cirrus Logic, Inc.(a)	4,309
42	Cree, Inc.(a)	1,811
159	First Solar, Inc.(a)	6,997
70	Ichor Holdings Ltd.(a)	1,743
166	Intel Corp.	9,957
79	NVIDIA Corp.	23,090
116	QUALCOMM, Inc.	9,126
44	Silicon Laboratories, Inc.(a)	4,278
111	Texas Instruments, Inc.	12,884
15	Universal Display Corp.	2,252

		83,011

	Software – 2.1%
24	Adobe, Inc.(a)	8,487
137	Autodesk, Inc.(a)	25,637
32	Blackbaud, Inc.	1,768
44	Bottomline Technologies, Inc.(a)	1,832
8	Citrix Systems, Inc.	1,160
15	Fair Isaac Corp.(a)	5,294
27	LogMeIn, Inc.	2,307
139	Microsoft Corp.	24,910
34	NortonLifeLock, Inc.	723
476	Oracle Corp.	25,214
38	PTC, Inc.(a)	2,632
30	Qualys, Inc.(a)	3,163
102	salesforce.com, Inc.(a)	16,519

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
121	Workday, Inc., Class A(a)	$18,622

		138,268

	Specialty Retail – 0.4%
33	Aaron’s, Inc.	1,053
94	American Eagle Outfitters, Inc.	747
37	Asbury Automotive Group, Inc.(a)	2,497
12	Best Buy Co., Inc.	921
16	Five Below, Inc.(a)	1,443
49	Home Depot, Inc. (The)	10,772
26	Lithia Motors, Inc., Class A	2,875
25	Lowe’s Cos., Inc.	2,619
29	Monro, Inc.	1,609
6	Tiffany & Co.	759
28	TJX Cos., Inc. (The)	1,373
37	Williams-Sonoma, Inc.	2,288

		28,956

	Technology Hardware, Storage & Peripherals – 0.4%
47	Apple, Inc.	13,809
325	Hewlett Packard Enterprise Co.	3,269
200	HP, Inc.	3,102
89	NCR Corp.(a)	1,826
25	NetApp, Inc.	1,094
22	Seagate Technology PLC	1,099
13	Western Digital Corp.	599
30	Xerox Holdings Corp.	549

		25,347

	Textiles, Apparel & Luxury Goods – 0.2%
22	Deckers Outdoor Corp.(a)	3,273
39	NIKE, Inc., Class B	3,400
703	Under Armour, Inc., Class A(a)	7,325
82	Wolverine World Wide, Inc.	1,680

		15,678

	Thrifts & Mortgage Finance – 0.1%
329	New York Community Bancorp, Inc.	3,573

	Trading Companies & Distributors – 0.2%
134	Fastenal Co.	4,853
29	GATX Corp.	1,720
15	W.W. Grainger, Inc.	4,134

		10,707

	Water Utilities – 0.2%
69	American Water Works Co., Inc.	8,397
93	Essential Utilities, Inc.	3,886

		12,283

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 0.1%
63	Shenandoah Telecommunications Co.	$3,371

	Total Common Stocks (Identified Cost $2,151,682)	2,089,240

Principal Amount
Bonds and Notes – 17.7%

	Agency Commercial Mortgage-Backed Securities – 0.1%
$9,567	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	9,710

	Automotive – 0.3%
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,128
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,220

		19,348

	Banking – 2.9%
11,000	American Express Co., 3.400%, 2/27/2023	11,512
10,000	American Express Co., 3.700%, 8/03/2023	10,609
10,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	10,264
10,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	10,112
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,744
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,320
10,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	10,578
10,000	Capital One Financial Corp., 3.300%, 10/30/2024	10,195
10,000	Citigroup, Inc., 4.600%, 3/09/2026	11,025
6,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	6,250
6,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	6,005
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,546
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,280
10,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,530
12,000	KeyCorp, MTN, 2.250%, 4/06/2027	11,684
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,629
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	11,479

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$6,189
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,058
11,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	11,519
10,000	Westpac Banking Corp., 2.750%, 1/11/2023	10,409

		192,937

	Brokerage – 0.2%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	11,433

	Cable Satellite – 0.2%
10,000	Comcast Corp., 3.000%, 2/01/2024	10,665

	Construction Machinery – 0.2%
10,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	10,262

	Consumer Cyclical Services – 0.3%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,307
10,000	eBay, Inc., 3.800%, 3/09/2022	10,453

		17,760

	Electric – 0.4%
10,000	Duke Energy Corp., 3.750%, 4/15/2024	10,881
5,000	Exelon Corp., 4.050%, 4/15/2030	5,709
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,821

		26,411

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,334

	Financial Other – 0.1%
10,000	ORIX Corp., 2.900%, 7/18/2022	10,167

	Food & Beverage – 0.2%
10,000	General Mills, Inc., 4.000%, 4/17/2025	11,010

	Government Owned - No Guarantee – 0.4%
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	24,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Health Insurance – 0.3%
$9,000	Anthem, Inc., 4.101%, 3/01/2028	$10,070
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,923

		20,993

	Healthcare – 0.6%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,273
8,000	CVS Health Corp., 4.300%, 3/25/2028	9,072
5,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,134
10,000	McKesson Corp., 3.950%, 2/16/2028	11,103
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,244
5,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	5,253

		40,079

	Independent Energy – 0.1%
9,000	EQT Corp., 3.000%, 10/01/2022	8,483

	Integrated Energy – 0.5%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,566
11,000	Exxon Mobil Corp., 2.992%, 3/19/2025	11,748
7,000	Shell International Finance BV, 6.375%, 12/15/2038	10,043

		31,357

	Life Insurance – 0.2%
11,000	American International Group, Inc., 4.125%, 2/15/2024	11,940
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,806

		16,746

	Midstream – 0.3%
11,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	10,799
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,449

		20,248

	Mortgage Related – 3.9%
102,238	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	107,934
95,109	FNMA, 3.500%, with various maturities in 2049(c)	100,384

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$30,048	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	$31,984
14,812	FNMA, 4.500%, with various maturities in 2049(c)	15,955

		256,257

	Oil Field Services – 0.2%
11,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	11,096

	Pharmaceuticals – 0.3%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,784
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,226

		18,010

	Railroads – 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	10,602

	REITs - Office Property – 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,998

	Restaurants – 0.2%
10,000	Starbucks Corp., 3.800%, 8/15/2025	10,935

	Technology – 1.2%
10,000	Apple, Inc., 2.500%, 2/09/2025	10,696
5,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	5,220
8,000	HP, Inc., 4.650%, 12/09/2021	8,327
5,000	Intel Corp., 2.450%, 11/15/2029	5,297
10,000	International Business Machines Corp., 4.000%, 6/20/2042	11,767
5,000	NVIDIA Corp., 2.850%, 4/01/2030	5,448
10,000	Oracle Corp., 2.950%, 5/15/2025	10,741
10,000	QUALCOMM, Inc., 3.450%, 5/20/2025	10,983
10,000	VMware, Inc., 2.950%, 8/21/2022	10,146

		78,625

	Treasuries – 3.6%
10,000	U.S. Treasury Bond, 2.500%, 5/15/2046	12,716

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$21,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$28,621
30,000	U.S. Treasury Bond, 3.000%, 5/15/2045	41,224
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,038
19,000	U.S. Treasury Bond, 3.000%, 2/15/2049	26,921
7,000	U.S. Treasury Bond, 4.250%, 11/15/2040	11,066
8,000	U.S. Treasury Bond, 4.375%, 5/15/2041	12,905
8,000	U.S. Treasury Bond, 4.500%, 2/15/2036	12,380
17,000	U.S. Treasury Bond, 5.250%, 2/15/2029	23,847
9,000	U.S. Treasury Note, 1.125%, 9/30/2021	9,122
16,000	U.S. Treasury Note, 1.625%, 8/31/2022	16,523
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	6,581
18,000	U.S. Treasury Note, 2.125%, 12/31/2022	18,904

		234,848

	Wireless – 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,973

	Wirelines – 0.4%
9,000	AT&T, Inc., 3.400%, 5/15/2025	9,531
10,000	AT&T, Inc., 3.875%, 1/15/2026	10,859
9,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.792%, 5/15/2025(d)	8,924

		29,314

	Total Bonds and Notes (Identified Cost $1,101,419)	1,156,401

Shares
Exchange-Traded Funds – 6.2%
5,392	iShares® ESG MSCI EAFE ETF	302,761
3,420	iShares® ESG MSCI Emerging Markets ETF	100,548

	Total Exchange-Traded Funds (Identified Cost $434,744)	403,309

Affiliated Mutual Funds – 42.0%
73,961	Loomis Sayles Inflation Protected Securities Fund, Class N	832,058
63,143	Loomis Sayles Limited Term Government and Agency Fund, Class N	729,300
67,116	Mirova Global Green Bond Fund, Class N	702,035

Shares	Description	Value (†)
Affiliated Mutual Funds – continued

44,652	Mirova International Sustainable Equity Fund, Class N	$486,259

	Total Affiliated Mutual Funds (Identified Cost $2,684,060)	2,749,652

	Total Investments – 97.8% (Identified Cost $6,371,905)	6,398,602
	Other assets less liabilities – 2.2%	144,483

	Net Assets – 100.0%	$6,543,085

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of April 30, 2020 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Variable rate security. Rate as of April 30, 2020 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-TradedFund

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$814,794	$93,457	$104,297	$7,208	$20,896	$832,058	$1,364
Loomis Sayles Limited Term Government and Agency Fund, Class N	715,181	94,591	89,652	1,785	7,395	729,300	3,237
Mirova Global Green Bond Fund, Class N	684,150	71,385	43,472	3,038	(13,066)	702,035	1,932
Mirova International Sustainable Equity Fund, Class N	448,734	136,906	61,757	5,223	(42,847)	486,259	998

	$2,662,859	$396,339	$299,178	$17,254	$(27,622)	$2,749,652	$7,531

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,089,240	$—	$—	$2,089,240
Bonds and Notes*	—	1,156,401	—	1,156,401
Exchange-Traded Funds	403,309	—	—	403,309
Affiliated Mutual Funds	2,749,652	—	—	2,749,652

Total	$5,242,201	$1,156,401	$—	$6,398,602

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2020 (Unaudited)

Fixed Income	52.3%
Equity	45.5

Total Investments	97.8
Other assets less liabilities	2.2

Net Assets	100.0%